Contingent Liabilities and Commitments (Details Textual) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Jun. 30, 2017 CNY (¥)
Disclosure of Contingent Liabilities and Commitments [Line Items]
Contractual commitments for acquisition of property, plant and equipment | $	$ 19,983,507
Legal proceedings provision | ¥		¥ 49,910